Finance income and charges	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Finance income and charges	5. Finance income and charges
Accounting policies
Net interest includes interest income and charges in respect of financial instruments and the results of hedging transactions used to manage interest rate risk.
Finance charges directly attributable to the acquisition, construction or production of a qualifying asset, being an asset that necessarily takes a substantial period of time to get ready for its intended use or sale, are added to the cost of that asset. Borrowing costs which are not capitalised are recognised in the income statement using the effective interest method. All other finance charges are recognised primarily in the income statement in the year in which they are incurred.
Net other finance charges include items in respect of post-employment plans, the discount unwind of long-term obligations and hyperinflation charges. The results of operations in hyperinflationary economies are adjusted to reflect the changes in the purchasing power of the local currency of the entity before being translated to US dollar.
The impact of derivatives, excluding cash flow hedges that are in respect of commodity price risk management or those that are used to hedge the currency risk of highly probable future currency cash flows, is included in interest income or interest charge.

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Interest income	179	193	168
Fair value gain on financial instruments	100	124	454
Total interest income(1)	279	317	622
Interest charge on bonds, commercial paper, bank loans and overdrafts	(665)	(563)	(495)
Interest charge on finance leases	(23)	(19)	(16)
Other interest charges	(396)	(325)	(119)
Fair value loss on financial instruments	(101)	(123)	(461)
Total interest charges(1)	(1,185)	(1,030)	(1,091)
Net interest charges	(906)	(713)	(469)
Net finance income in respect of post-employment plans in surplus (note 14)	57	71	29
Monetary gain on hyperinflation in various economies (note 1 (f))	49	13	1
Interest income in respect of direct and indirect tax	15	8	5
Unwinding of discounts	—	—	4
Total other finance income	121	92	39
Net finance charge in respect of post-employment plans in deficit (note 14)	(20)	(18)	(16)
Monetary loss on hyperinflation in various economies (note 1 (f))	(8)	(3)	(45)
Interest charge in respect of direct and indirect tax	(27)	(29)	(23)
Unwinding of discounts	(23)	(15)	(12)
Change in financial liability - Zacapa (Level 3)	—	(10)	(27)
Other finance charges	(22)	(16)	(3)
Total other finance charges	(100)	(91)	(126)
Net other finance income/(charges)	21	1	(87)
(1) Includes $59 million interest income and $765 million interest charge in respect of financial assets and liabilities that are not measured at fair value through income statement (2023 – $98 million income and $628 million charge; 2022 – $36 million income and $554 million charge).